Stock-Based Compensation	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

7. Stock-Based Compensation

Stock Options

During 2020, the Company adopted a new equity incentive plan (the “Plan”), which provides for the granting of incentive and nonqualified stock options to employees, directors, and consultants. As of December 31, 2020, the Company has reserved 3,000,000 shares of common stock under the Plan. The Company believes that such awards better align the interests of its employees with those of its stockholders. Option awards are generally granted with an exercise price equal to the fair market value of the Company’s stock at the date of grant; those option awards generally vest with a range of one to four years of continuous service and have ten-year contractual terms. Certain option awards provide for accelerated vesting if there is a change in control, as defined in the Plan. The Plan also permits the granting of restricted stock and other stock-based awards. Unexercised options are cancelled upon termination of employment and become available under the Plan.

Information with respect to options outstanding is summarized as follows (in dollars):

		Weighted	Aggregate
	Number of	Average	Intrinsic
	Options	Exercise Price	Value
Outstanding as of December 31, 2022	1,031,000	$1.00	$3,609
Granted	-	-
Exercised	-	-
Cancelled	(225,000)	1.00
Outstanding as of September 30, 2023	806,000	$1.00	$6,165
Vested and exercisable as of September 30, 2023	683,341	$1.00	$4,086
Vested and expected to vest at September 30, 2023	806,000	$1.00	$6,165

For the three months ended September 30, 2023 and 2022, the Company recorded stock-based compensation expense of $0.8 million and $0.4 million, respectively, on its outstanding stock options. For the nine months ended September 30, 2023 and 2022, the Company recorded stock-based compensation expense of $1.4 million and $1.5 million, respectively, on its outstanding stock options. The Company has determined its share-based payments to be a Level 3 fair value measurement. At September 30, 2023, and December 31, 2022, the Company has used the Black-Scholes option pricing model and was estimated assuming no expected dividends and the following weighted average assumptions:

	September 30,	December 31,
	2023	2022
Risk-free interest rate	0.00%	0.73% - 2.96%
Expected dividend yield	-	-
Expected term in years	-	1.36 - 1.85
Expected volatility	0.00%	50.0% - 86.3%

Restricted Stock Awards

Certain employees, directors and consultants have been awarded restricted stock. The restricted stock vesting consists of milestone and time-based vesting as well as compensation for services performed by the Board of Directors. The following table summarizes restricted stock award activity for the nine ended September 30, 2023 (in dollars):

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Nonvested at December 31, 2021	-	$-
Granted	400,000	1.48
Vested	(200,000)	1.48
Nonvested at December 31, 2022	200,000	$1.48
Granted	100,000	7.21
Vested	(300,000)	3.39
Nonvested at September 30, 2023	-	$-

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$16	$261	$432	$377
General and administrative	782	90	1,014	1,109
Total stock-based compensation expense	$798	$351	$1,446	$1,486